Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Detail of hedging instrument	FORWARD
Description of hedging instrument	Exchange rate
Description of hedged item	Revenues
Fair value of hedged item	$ 21,782,581
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Detail of hedging instrument	SWAP
Description of hedging instrument	Exchange rate
Description of hedged item	Unsecured obligations (bonds)
Fair value of hedged item	$ 7,696,061	$ (23,640,892)